UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number             811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

     30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:             (212) 632-6000

Date of fiscal year end:            12/31

Date of reporting period:         3/31/2006

FORM N-Q

Item 1.      Schedule of Investments.

Lazard Retirement Series, Inc.
Portfolios of Investments
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio
Common Stocks—96.4%
Alcohol & Tobacco—0.9%
Altria Group, Inc.	620	$43,933

Banking—7.2%
Bank of America Corp.	4,376	199,283
Golden West Financial Corp.	965	65,524
The Bank of New York Co.,
Inc.	2,335	84,153

		348,960

Building & Construction—1.1%
Masco Corp.	1,640	53,284

Cable & Broadcasting—1.0%
Comcast Corp., Class A (a)	1,860	48,583

Chemicals—1.2%
Cabot Corp.	725	24,643
Du Pont (E.I.) de Nemours &
Co.	795	33,557

		58,200

Commercial Services—4.0%
ARAMARK Corp., Class B	2,370	70,010
Automatic Data Processing,
Inc.	2,120	96,841
Republic Services, Inc.	635	26,994

		193,845

Computer Software—7.3%
CA, Inc.	1,245	33,876
Microsoft Corp.	8,045	218,905
Oracle Corp. (a)	7,425	101,648

		354,429

Consumer Products—2.4%
The Procter & Gamble Co.	1,389	80,034
The Stanley Works	700	35,462

		115,496

Drugs—4.1%
Abbott Laboratories	880	37,373
Bristol-Myers Squibb Co.	1,870	46,021
Pfizer, Inc.	4,535	113,012

		196,406

Energy Integrated—6.2%
Chevron Corp.	960	55,651
ConocoPhillips	765	48,310
Exxon Mobil Corp.	3,215	195,665

		299,626

Energy Services—3.0%
BJ Services Co.	1,435	49,651

Description	Shares	Value

Halliburton Co.	450	$32,859
The Williams Cos., Inc.	3,015	64,491

		147,001

Financial Services—8.3%
Ameriprise Financial, Inc.	450	20,277
Citigroup, Inc.	3,595	169,792
JPMorgan Chase & Co.	2,664	110,929
Mellon Financial Corp.	1,425	50,730
The Bear Stearns Cos., Inc.	370	51,319

		403,047

Food & Beverages—1.2%
Kraft Foods, Inc., Class A	880	26,673
The Pepsi Bottling Group, Inc.	995	30,238

		56,911

Forest & Paper Products—3.5%
Ball Corp.	1,200	52,596
International Paper Co.	1,165	40,274
Kimberly-Clark Corp.	810	46,818
Louisiana-Pacific Corp.	1,190	32,368

		172,056

Health Services—1.1%
Laboratory Corp. of America
Holdings (a)	920	53,802

Insurance—5.8%
American International Group,
Inc.	1,310	86,578
Lincoln National Corp.	430	23,474
PartnerRe, Ltd.	450	27,940
The Allstate Corp.	1,140	59,405
The St. Paul Travelers Cos.,
Inc.	650	27,164
Willis Group Holdings, Ltd.	680	23,297
XL Capital, Ltd., Class A	490	31,414

		279,272

Leisure & Entertainment—5.5%
Clear Channel
Communications, Inc.	1,690	49,027
Expedia, Inc. (a)	1,715	34,763
McDonald's Corp.	1,370	47,073
News Corp., Class A	4,115	68,350
Tribune Co.	1,245	34,151
Westwood One, Inc.	3,030	33,451

		266,815

Manufacturing—8.4%
Dover Corp.	1,120	54,387
General Electric Co.	4,485	155,989
Honeywell International, Inc.	1,595	68,218
Tyco International, Ltd.	2,025	54,432

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Equity Portfolio (concluded)
United Technologies Corp.	1,260	$73,042

		406,068

Medical Products—3.1%
Becton, Dickinson & Co.	610	37,564
Johnson & Johnson	1,895	112,222

		149,786

Printing & Publishing—0.4%
R.H. Donnelley Corp. (a)	362	21,079

Retail—7.2%
Dollar Tree Stores, Inc. (a)	2,275	62,949
Liz Claiborne, Inc.	905	37,087
Sears Holdings Corp. (a)	195	25,787
The Home Depot, Inc.	3,590	151,857
Wal-Mart Stores, Inc.	1,525	72,041

		349,721

Semiconductors & Components—
0.8%
Intel Corp.	2,110	40,828

Technology—1.5%
Accenture, Ltd., Class A	780	23,455
International Business
Machines Corp.	590	48,657

		72,112

Technology Hardware—6.1%
Avaya, Inc. (a)	7,990	90,287
Cisco Systems, Inc. (a)	4,690	101,632
EMC Corp. (a)	2,370	32,303
Hewlett-Packard Co.	2,160	71,064

		295,286

Telecommunications—4.6%
ALLTEL Corp.	805	52,124
Sprint Nextel Corp.	3,729	96,357
Verizon Communications, Inc.	2,120	72,207

		220,688

Transportation—0.5%
Overseas Shipholding Group,
Inc.	460	22,048

Total Common Stocks
(Identified cost $4,307,994)		4,669,282

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.8%
State Street Bank and Trust
Co.,
4.23%, 04/03/06
(Dated 03/31/06,
collateralized by $190,000
United States Treasury Note,
2.50%, 10/31/06, with a value
of $189,428)
Proceeds of $183,065
(Identified cost $183,000)	$183	$183,000

Total Investments — 100.2%
(Identified cost $4,490,994) (b)		$4,852,282
Liabilities in Excess of Cash and Other
Assets—(0.2)%		(8,604)

Net Assets—100.0%		$4,843,678

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio
Common Stocks—98.0%
Agriculture—0.7%
Delta & Pine Land Co.	35,950	$1,084,252

Banking—8.8%
Bank of the Ozarks, Inc.	32,300	1,178,950
BankUnited Financial Corp.,
Class A	33,100	895,024
Boston Private Financial
Holdings, Inc.	30,400	1,027,216
First Community Bancorp	15,200	876,432
First Midwest Bancorp, Inc.	20,900	764,313
MB Financial, Inc.	38,300	1,355,820
Provident Bankshares Corp.	28,500	1,038,825
Sterling Bancshares, Inc.	93,900	1,694,895
Texas Regional Bancshares,
Inc., Class A	60,445	1,782,523
The South Financial Group,
Inc.	28,700	750,505
Trustmark Corp.	13,700	433,468
United Bankshares, Inc.	20,250	774,968
Wintrust Financial Corp.	14,600	849,282

		13,422,221

Building & Construction—2.0%
Building Materials Holding
Corp.	17,300	616,572
Levitt Corp., Class A	37,700	830,908
Perini Corp. (a)	27,800	844,286
Texas Industries, Inc.	12,300	744,027

		3,035,793

Chemicals—1.5%
Rogers Corp. (a)	22,000	1,198,560
Westlake Chemical Corp.	33,300	1,150,515

		2,349,075

Commercial Services—10.6%
ADVO, Inc.	47,675	1,525,600
Arbitron, Inc.	29,400	994,308
G & K Services, Inc.	18,200	774,228
H&E Equipment Services, Inc.	30,000	873,600
John H. Harland Co.	200	7,860
Learning Tree International,
Inc. (a)	75,100	910,212
Navigant Consulting, Inc. (a)	28,900	617,015
Rollins, Inc.	2,200	44,528
Tetra Tech, Inc. (a)	72,900	1,391,661
The BISYS Group, Inc. (a)	67,700	912,596
United Rentals, Inc. (a)	52,200	1,800,900
ValueClick, Inc. (a)	29,100	492,372
Waste Connections, Inc. (a)	30,800	1,226,148

Description	Shares	Value

Watson Wyatt Worldwide, Inc.	48,700	$1,586,646
WESCO International, Inc. (a)	16,500	1,122,165
Wireless Facilities, Inc. (a)	227,000	912,540
Wright Express Corp. (a)	39,500	1,107,975

		16,300,354

Computer Software—2.2%
Agile Software Corp. (a)	164,300	1,253,609
NetIQ Corp. (a)	91,500	1,020,225
Secure Computing Corp. (a)	17,500	201,950
WebEx Communications, Inc.
(a)	28,650	964,646

		3,440,430

Consumer Products—3.1%
Elizabeth Arden, Inc. (a)	31,100	725,252
Fossil, Inc. (a)	57,000	1,059,060
Matthews International Corp.,
Class A	19,500	746,070
Take-Two Interactive
Software, Inc. (a)	50,500	942,330
WMS Industries, Inc. (a)	43,600	1,312,360

		4,785,072

Drugs—2.5%
First Horizon Pharmaceutical
Corp. (a)	63,400	1,598,314
K-V Pharmaceutical Co.,
Class A (a)	45,800	1,104,696
SFBC International, Inc. (a)	45,300	1,104,414

		3,807,424

Electric—1.0%
Cleco Corp.	67,100	1,498,343

Energy Exploration &
Production—2.8%
Brigham Exploration Co. (a)	93,500	819,060
Energy Partners, Ltd. (a)	47,700	1,124,766
EXCO Resources, Inc.	57,300	717,969
Penn Virginia Corp.	8,500	603,500
The Exploration Co. of
Delaware (a)	86,500	972,260

		4,237,555

Energy Integrated—0.8%
Foundation Coal Holdings,
Inc.	29,000	1,193,060

Energy Services—4.0%
CARBO Ceramics, Inc.	7,200	409,752
Dresser-Rand Group, Inc.	39,500	981,575
Grey Wolf, Inc. (a)	105,700	786,408
Key Energy Services, Inc. (a)	59,950	914,237

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (continued)
Kinder Morgan Management,
LLC (a)	23,873	$1,050,412
Oil States International, Inc.
(a)	20,200	744,370
Veritas DGC, Inc. (a)	19,800	898,722
W-H Energy Services, Inc. (a)	6,100	271,389

		6,056,865

Financial Services—2.1%
Financial Federal Corp.	30,225	885,593
Waddell & Reed Financial,
Inc.	98,900	2,284,590

		3,170,183

Food & Beverages—1.0%
Performance Food Group Co.
(a)	34,500	1,076,055
Sanderson Farms, Inc.	20,500	459,200

		1,535,255

Gas Utilities—0.5%
New Jersey Resources Corp.	16,500	746,625

Health Services—5.1%
Alderwoods Group, Inc. (a)	58,900	1,054,310
BioScrip, Inc. (a)	94,700	682,787
Centene Corp. (a)	17,600	513,392
Five Star Quality Care, Inc. (a)	39,000	424,710
Hanger Orthopedic Group,
Inc. (a)	128,300	891,685
Kindred Healthcare, Inc. (a)	47,600	1,197,140
LifePoint Hospitals, Inc. (a)	46,500	1,446,150
Varian, Inc. (a)	7,400	304,732
Ventiv Health, Inc. (a)	41,000	1,362,020

		7,876,926

Insurance—5.4%
Arch Capital Group, Ltd. (a)	24,000	1,385,760
Aspen Insurance Holdings,
Ltd.	60,300	1,486,998
Assured Guaranty, Ltd.	45,400	1,135,000
Bristol West Holdings, Inc.	61,400	1,181,950
RLI Corp.	23,900	1,369,470
Scottish Re Group, Ltd.	66,900	1,659,789

		8,218,967

Leisure & Entertainment—3.5%
Bally Technologies, Inc. (a)	95,500	1,622,545
CBRL Group, Inc.	23,900	1,049,449
Rare Hospitality International,
Inc. (a)	39,700	1,382,751
Ruby Tuesday, Inc.	40,500	1,299,240

		5,353,985

Manufacturing—7.5%
Acuity Brands, Inc.	25,100	1,004,000

Description	Shares	Value

Applied Signal Technology,
Inc.	37,900	$751,557
Columbus McKinnon Corp. (a)	28,000	754,040
DRS Technologies, Inc.	13,750	754,462
Esterline Technologies Corp.
(a)	33,300	1,423,575
Insteel Industries, Inc.	16,900	959,582
Kennametal, Inc.	18,100	1,106,634
Knoll, Inc.	63,700	1,358,084
Ladish Co., Inc. (a)	43,700	1,265,989
RBC Bearings, Inc.	53,000	1,086,500
Regal-Beloit Corp.	15,200	642,504
Wabash National Corp.	16,100	317,975

		11,424,902

Medical Products—4.1%
Advanced Medical Optics, Inc.
(a)	23,500	1,096,040
Candela Corp. (a)	40,000	864,000
Encore Medical Corp. (a)	226,700	1,160,704
PSS World Medical, Inc. (a)	63,200	1,219,128
Symmetry Medical, Inc. (a)	59,800	1,268,358
Wright Medical Group, Inc. (a)	36,200	714,950

		6,323,180

Metals & Mining—3.7%
Cleveland-Cliffs, Inc.	12,800	1,115,136
NS Group, Inc. (a)	30,500	1,403,915
Olin Corp.	36,250	778,287
Oregon Steel Mills, Inc. (a)	16,500	844,305
Quanex Corp.	9,000	599,670
RTI International Metals, Inc.
(a)	17,500	959,875

		5,701,188

Printing & Publishing—0.7%
R.H. Donnelley Corp. (a)	19,600	1,141,308

Real Estate—3.6%
Alexandria Real Estate
Equities, Inc.	14,000	1,334,620
BioMed Realty Trust, Inc.	33,100	981,084
Brandywine Realty Trust	48,500	1,540,360
Cousins Properties, Inc.	22,600	755,518
Healthcare Realty Trust, Inc.	8,100	302,778
Highwoods Properties, Inc.	12,000	404,760
Lexington Corporate
Properties Trust	11,600	241,860

		5,560,980

Retail—3.8%
CSK Auto Corp. (a)	53,300	739,271
Guitar Center, Inc. (a)	22,200	1,058,940
Hot Topic, Inc. (a)	59,000	855,500
Pacific Sunwear of California,
Inc. (a)	32,000	709,120

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Small Cap Portfolio (concluded)
The Finish Line, Inc.	78,200	$1,286,390
The Talbots, Inc.	46,100	1,238,707

		5,887,928

Semiconductors & Components—
7.2%
Actel Corp. (a)	77,800	1,240,132
Benchmark Electronics, Inc.
(a)	29,300	1,123,655
Coherent, Inc. (a)	58,100	2,039,891
Exar Corp. (a)	89,000	1,270,920
FARO Technologies, Inc. (a)	39,600	564,300
Integrated Device Technology,
Inc. (a)	102,300	1,520,178
Mercury Computer Systems,
Inc. (a)	25,600	414,720
Microsemi Corp. (a)	28,700	835,457
TTM Technologies, Inc. (a)	74,400	1,078,056
Zoran Corp. (a)	39,700	868,636

		10,955,945

Services—0.6%
Perot Systems Corp., Class A
(a)	54,700	851,132

Technology Hardware—5.7%
Avocent Corp. (a)	31,300	993,462
Brooks Automation, Inc. (a)	32,600	464,224
C-COR, Inc. (a)	127,100	1,110,854
Cognex Corp.	22,200	658,008
Dot Hill Systems Corp. (a)	163,100	1,158,010
Emulex Corp. (a)	27,600	471,684
FEI Co. (a)	44,100	875,385
Photon Dynamics, Inc. (a)	42,900	804,375
SafeNet, Inc. (a)	85,300	2,258,744

		8,794,746

Transportation—3.5%
AirTran Holdings, Inc. (a)	105,900	1,917,849
American Commercial Lines,
Inc. (a)	43,400	2,048,480
Hub Group, Inc., Class A (a)	16,700	761,186
Swift Transportation Co., Inc.
(a)	29,250	635,603

		5,363,118

Total Common Stocks
(Identified cost $128,072,778)		150,116,812

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.0%
State Street Bank and Trust
Co.,
4.23%, 04/03/06
(Dated 03/31/06,
collateralized by $4,735,000
United States Treasury Note,
2.50%, 10/31/06, with a value
of $4,720,752)
Proceeds of $4,625,630
(Identified cost $4,624,000)	$4,624	$4,624,000

Total Investments — 101.0%
(Identified cost $132,696,778) (b)		$154,740,812
Liabilities in Excess of Cash and Other
Assets—(1.0)%		(1,494,721)

Net Assets—100.0%		$153,246,091

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio
Common Stocks—96.2%
Australia—0.7%
BlueScope Steel, Ltd.	368,553	$1,886,881

Belgium—1.4%
InBev NV	85,300	3,994,837

Brazil—0.5%
Petroleo Brasileiro SA ADR	15,900	1,378,053

France—15.0%
Axa	94,400	3,308,336
BNP Paribas SA	59,700	5,537,651
France Telecom SA	214,600	4,819,997
Lafarge SA	39,400	4,458,071
Lagardere SCA	46,530	3,629,068
Sanofi-Aventis	42,872	4,072,701
Schneider Electric SA	35,100	3,784,635
Total SA	33,293	8,771,028
Vivendi SA	143,500	4,921,425

Total France		43,302,912

Germany—7.2%
Allianz AG	15,700	2,617,730
Bayerische Motoren Werke
AG	52,800	2,904,069
Deutsche Bank AG	24,000	2,737,359
Fresenius Medical Care AG &
Co. KGaA	17,800	2,123,910
Siemens AG	74,300	6,926,984
Volkswagen AG	44,600	3,363,038

Total Germany		20,673,090

Indonesia—0.4%
PT Telekomunikasi Indonesia
Sponsored ADR	41,200	1,248,772

Ireland—2.5%
Bank of Ireland	218,158	4,052,459
CRH PLC	91,147	3,176,684

Total Ireland		7,229,143

Italy—8.5%
Assicurazioni Generali SpA	76,900	2,892,321
Banco Popolare di Verona e
Novara Scrl	125,477	3,316,316
Enel SpA	465,050	3,928,205
Eni SpA	176,075	5,003,051
Mediaset SpA	219,600	2,583,079
Telecom Italia SpA	896,700	2,612,478
UniCredito Italiano SpA	578,875	4,178,634

Total Italy		24,514,084

Description	Shares	Value

Japan—22.0%
East Japan Railway Co.	571	$4,219,951
Hoya Corp.	91,700	3,691,626
Mitsubishi UFJ Financial
Group, Inc.	648	9,885,584
Murata Manufacturing Co.,
Ltd.	41,900	2,830,265
Nidec Corp.	38,400	3,143,860
Nissan Motor Co., Ltd.	472,400	5,597,213
Nomura Holdings, Inc.	258,800	5,757,691
Sony Corp.	85,700	3,958,514
Takeda Pharmaceutical Co.,
Ltd.	96,700	5,499,254
The Sumitomo Trust and
Banking Co., Ltd.	318,000	3,670,786
THK Co., Ltd.	9,800	313,959
Tokyo Gas Co., Ltd.	829,000	3,618,400
Toyota Motor Corp.	65,000	3,542,249
Yamato Holdings Co., Ltd.	223,000	4,554,878
Yokogawa Electric Corp.	165,000	2,929,697

Total Japan		63,213,927

Netherlands—3.1%
Royal Dutch Shell PLC, A
Shares	96,500	3,015,246
TNT NV	166,900	5,770,397

Total Netherlands		8,785,643

Norway—2.6%
DNB NOR ASA	329,700	4,433,444
Statoil ASA	102,700	2,957,602

Total Norway		7,391,046

Russia—0.5%
Mobile TeleSystems
Sponsored ADR	45,500	1,506,050

Singapore—1.1%
Oversea-Chinese Banking
Corp., Ltd.	769,920	3,187,877

South Africa—0.7%
Old Mutual PLC	591,900	2,066,195

South Korea—2.0%
Kookmin Bank Sponsored
ADR	41,300	3,531,976
Samsung Electronics Co., Ltd.
GDR	6,500	2,123,875

South Korea		5,655,851

Spain—1.0%
Banco Bilbao Vizcaya
Argentaria SA	136,800	2,850,745

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)
Sweden—1.0%
Telefonaktiebolaget LM
Ericsson, B shares	779,000	$2,958,595

Switzerland—10.7%
Compagnie Financiere
Richemont AG, A Shares	71,800	3,433,829
Credit Suisse Group	110,812	6,202,623
Julius Baer Holding, Ltd.	32,600	2,941,072
Nestle SA	17,640	5,223,767
Novartis AG	153,900	8,537,896
Zurich Financial Services AG
(a)	19,100	4,475,935

Total Switzerland		30,815,122

Turkey—0.4%
Turkcell Iletisim Hizmetleri AS
ADR	77,600	1,293,592

United Kingdom—14.9%
BAE Systems PLC	328,200	2,395,244
Barclays PLC	478,300	5,587,598
BP PLC	237,920	2,727,844
Diageo PLC	395,875	6,224,622
Imperial Tobacco Group PLC	111,280	3,294,866
Marks & Spencer Group PLC	518,500	5,004,965
National Grid PLC	337,424	3,350,724
Reckitt Benckiser PLC	76,200	2,677,821
Royal Bank of Scotland Group
PLC	164,700	5,350,797
Tesco PLC	668,000	3,823,645
Vodafone Group PLC	1,216,225	2,542,074

Total United Kingdom		42,980,200

Total Common Stocks
(Identified cost $224,982,241)		276,932,615

Preferred Stock—0.5%
Brazil—0.5%
Companhia de Bebidas das
Americas ADR
(Identified cost $1,350,685)	32,400	1,391,904

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.3%
State Street Bank and Trust
Co.,
4.23%, 04/03/06
(Dated 03/31/06,
collateralized by $9,840,000
United States Treasury Note,
2.50%, 10/31/06, with a value
of $9,810,391)
Proceeds of $9,619,390
(Identified cost $9,616,000)	$ 9,616	9,616,000

Total Investments — 100.0%
(Identified cost $235,948,926) (b)		$287,940,519

Liabilities in Excess of Cash and Other
Assets		(27,549)

Net Assets—100.0%		$287,912,970

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging Markets Portfolio
Common Stocks—86.7%
Argentina—0.2%
Banco Macro Bansud SA ADR	7,900	$181,147

Brazil—9.1%
Brasil Telecom Participacoes
SA ADR	37,000	1,342,730
Companhia de Bebidas das
Americas ADR	1	38
Companhia de Concessoes
Rodoviarias	163,400	1,525,147
Companhia Siderurgica
Nacional SA Sponsored ADR	37,800	1,187,676
Grendene SA	79,100	626,794
Petroleo Brasileiro SA ADR	32,400	2,808,108
Souza Cruz SA	79,700	1,212,060
Ultrapar Participacoes SA
Sponsored ADR	46,500	825,840

Total Brazil		9,528,393

Chile—0.4%
Administradora de Fondos de
Pensiones Provida SA
Sponsored ADR	13,560	360,696

China—2.1%
CNOOC, Ltd. ADR	13,400	1,047,612
People's Food Holdings, Ltd.	1,474,000	1,175,083

Total China		2,222,695

Egypt—3.6%
Eastern Tobacco	25,944	1,580,384
Orascom Construction
Industries	14,509	595,759
Orascom Telecom Holding
SAE	28,900	1,588,934

Total Egypt		3,765,077

Hong Kong—3.7%
China Netcom Group Corp.
(Hong Kong), Ltd.	379,000	669,124
Hutchison
Telecommunications
International, Ltd. (a)	722,000	1,232,820
Pacific Basin Shipping, Ltd.	2,787,000	1,283,984
Texwinca Holdings, Ltd.	973,000	739,795

Total Hong Kong		3,925,723

Hungary—1.7%
Gedeon Richter Rt.	4,900	986,566

Description	Shares	Value

MOL Magyar Olaj-es Gazipari
Rt.	7,900	$809,605

Total Hungary		1,796,171

India—8.0%
Hero Honda Motors, Ltd.	51,910	1,037,850
Hindalco Industries, Ltd. GDR
(c)	272,300	1,078,308
Hindustan Lever, Ltd.	162,100	982,094
Oil and Natural Gas Corp.,
Ltd.	43,282	1,267,430
Satyam Computer Services,
Ltd.	102,482	1,945,468
State Bank of India	97,300	2,114,553

Total India		8,425,703

Indonesia—4.5%
PT Bank Mandiri	6,191,500	1,151,495
PT Telekomunikasi Indonesia
Sponsored ADR	78,800	2,388,428
PT United Tractors	2,340,400	1,158,996

Total Indonesia		4,698,919

Israel—1.6%
Bank Hapoalim BM	362,300	1,679,254

Mexico—6.7%
Cemex SA de CV Sponsored
ADR	12,600	822,528
Desarrolladora Homex SA de
CV ADR (a)	32,590	1,151,405
Fomento Economico
Mexicano SA de CV
Sponsored ADR	16,235	1,488,100
Grupo Mexico SA de CV	483,200	1,366,218
Grupo Televisa SA Sponsored
ADR	62,400	1,241,760
Kimberly-Clark de Mexico SA
de CV	297,100	1,014,857

Total Mexico		7,084,868

Morocco—1.2%
Maroc Telecom	85,300	1,269,894

Peru—0.5%
Credicorp, Ltd.	19,400	513,712

Philippines—1.3%
Philippine Long Distance
Telephone Co. Sponsored
ADR	37,600	1,412,632

Russia—3.3%
Evraz Group SA GDR	51,900	1,323,450
Mobile TeleSystems
Sponsored ADR	47,605	1,575,725

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Description	Shares	Value

Lazard Retirement Emerging
Markets Portfolio (concluded)
Trader Media East, Ltd. GDR	64,400	$611,800

Total Russia		3,510,975

South Africa—8.8%
Aquarius Platinum, Ltd.	75,600	1,067,415
Edgars Consolidated Stores,
Ltd.	250,300	1,562,827
Kumba Resources, Ltd.	73,200	1,324,119
Murray & Roberts Holdings,
Ltd.	273,867	1,230,613
Old Mutual PLC	462,500	1,614,488
Sanlam, Ltd.	196,230	525,232
Steinhoff International
Holdings, Ltd.	547,403	1,971,344

Total South Africa		9,296,038

South Korea—19.4%
Hite Brewery Co., Ltd.	5,800	826,738
Hyundai Motor Co.	7,750	651,649
Kangwon Land, Inc.	76,900	1,519,560
Kookmin Bank	46,590	4,022,952
KT Corp. Sponsored ADR	40,590	864,567
LG Electronics, Inc.	20,500	1,662,533
LG Household & Health Care,
Ltd.	21,900	1,532,651
LG.Philips LCD Co., Ltd. ADR
(a)	46,500	1,055,550
Lotte Shopping Co., Ltd. GDR
(c)	75,300	1,519,554
Samsung Electronics Co., Ltd.
GDR	2,000	653,500
Samsung Electronics Co., Ltd.
GDR (c)	10,726	3,504,720
Samsung SDI Co., Ltd.	8,360	679,710
Shinhan Financial Group Co.,
Ltd.	19,410	868,970
SK Corp.	15,900	1,066,927

South Korea		20,429,581

Taiwan—8.4%
Advantech Co., Ltd.	337,502	934,906
Chinatrust Financial Holding
Co., Ltd.	1,209,369	858,937
Chunghwa Telecom Co., Ltd.
Sponsored ADR	41,200	807,108
Delta Electronics, Inc.	309,000	718,848
Delta Electronics, Inc.
Sponsored GDR	31,551	361,259
Fubon Financial Holding Co.,
Ltd.	1,075,000	910,905
Hon Hai Precision Industry
Co., Ltd.	287,922	1,783,211

Description	Shares	Value

Taiwan Semiconductor
Manufacturing Co., Ltd.	985,299	$1,949,103

Taiwan Semiconductor
Manufacturing Co., Ltd.
Sponsored ADR	47,600	478,856

Total Taiwan		8,803,133

Thailand—0.6%
Thai Union Frozen Products
PCL	836,800	650,809

Turkey—1.6%
Turkcell Iletisim Hizmetleri AS
ADR	97,832	1,630,859

Total Common Stocks
(Identified cost $72,054,401)		91,186,279

Preferred Stocks—10.3%
Brazil—9.7%
Bradespar SA	52,700	1,754,158
Caemi Mineracao e
Metalurgia SA	1,791,050	3,160,288
Companhia de Bebidas das
Americas ADR	37,570	1,614,007
Gerdau SA Sponsored ADR	53,500	1,204,820
Klabin SA	421,000	886,377
Telemar Norte Leste SA	59,542	1,557,814

Total Brazil		10,177,464

South Korea—0.6%
Hyundai Motor Co.	12,880	689,301

Total Preferred Stocks
(Identified cost $8,695,503)		10,866,765

	Principal
	Amount
	(000)

Repurchase Agreement—3.4%
State Street Bank and Trust
Co.,
4.23%, 04/03/06
(Dated 03/31/06,
collateralized by $3,615,000
United States Treasury Note,
2.50%, 10/31/06, with a value
of $3,604,122)
Proceeds of $3,530,244
(Identified cost $3,529,000)	$ 3,529	3,529,000

Total Investments — 100.4%
(Identified cost $84,278,904) (b)		$105,582,044
Liabilities in Excess of Cash and Other
Assets—(0.4)%		(371,606)

Net Assets—100.0%		$105,210,438

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

(a) Non-income producing security.

(b) For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation is as follows:

		Aggregate	Aggregate
		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Portfolio	Cost	Appreciation	Depreciation	Appreciation

Retirement Equity	$ 4,490,994	$ 462,328	$ 101,040	$ 361,288
Retirement Small Cap	132,696,778	25,467,762	3,423,728	22,044,034
Retirement International Equity	235,948,926	54,811,457	2,819,864	51,991,593
Retirement Emerging Markets	84,278,904	22,284,578	981,438	21,303,140

(c) Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

Lazard Retirement Series, Inc.
Portfolios of Investments (continued)
March 31, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard
	Retirement	Retirement
	International	Emerging
	Equity	Markets
	Portfolio	Portfolio

Industry
Alcohol & Tobacco	5.2%	5.0%
Automotive	5.4	2.3
Banking	20.8	10.0
Building & Construction	2.7	3.6
Consumer Products	2.1	6.6
Drugs	6.3	0.9
Electric	2.5	–
Energy Exploration & Production	–	2.2
Energy Integrated	8.2	5.2
Financial Services	5.3	4.1
Food & Beverages	1.8	3.1
Forest & Paper Products	–	1.9
Gas Utilities	1.3	–
Health Services	0.7	–
Insurance	4.6	–
Leisure & Entertainment	3.9	2.6
Manufacturing	4.7	1.1
Media-Diversified	–	0.6
Metals & Mining	0.7	12.8
Retail	3.1	3.5
Semiconductors & Components	4.0	8.8
Technology	2.5	1.8
Technology Hardware	1.0	2.7
Telecommunications	4.9	15.5
Transportation	5.0	2.7

Subtotal	96.7	97.0
Repurchase Agreements	3.3	3.4

Total Investments	100.0%	100.4%

Lazard Retirement Series, Inc.
Portfolios of Investments (concluded)
March 31, 2006 (unaudited)

Valuation of Investments— Market values for equity securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the closing market price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price, except as described below.

If events materially affecting the value of securities occur between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors or its designee instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Securities for which current market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Directors. Under these procedures, in the event that Lazard Asset Management LLC, the Fund’s investment manager (the “Investment Manager”) and a wholly-owned subsidiary of Lazard Frères & Co. LLC (“Lazard”), determines that a significant event has occurred after the close of a market on which a foreign security is traded but before the close of regular trading on the NYSE, such that current market quotations for a security or securities are not readily available, a Valuation Committee of the Investment Manager will evaluate a variety of factors to determine the fair value of the affected securities. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll

Charles Carroll
Chief Executive Officer

Date:	May 30, 2006

By:	/s/ Stephen St. Clair

Stephen St. Clair
Chief Financial Officer

Date:	May 30, 2006